SHAREHOLDERS' EQUITY (Schedule of Options Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	2,889,211	2,709,910	3,164,090	3,427,870
Weighted average remaining contractual life of options outstanding	8 years 3 months 7 days
Shares upon exercise of options exercisable as of December 31, 2013	1,364,620	819,869	1,592,432
$23.31-27.58 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 23.31
Exercise Prices, maximum	$ 27.58
Options outstanding	456,969
Weighted average remaining contractual life of options outstanding	8 years 6 months 25 days
Shares upon exercise of options exercisable as of December 31, 2013	153,876
$16.82-17.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 16.82
Exercise Prices, maximum	$ 17.07
Options outstanding	317,410
Weighted average remaining contractual life of options outstanding	7 years 11 months 16 days
Shares upon exercise of options exercisable as of December 31, 2013	148,099
$11.32-15.43 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 11.32
Exercise Prices, maximum	$ 15.43
Options outstanding	1,024,648
Weighted average remaining contractual life of options outstanding	8 years 5 months 5 days
Shares upon exercise of options exercisable as of December 31, 2013	323,948
$5.25-9.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 5.25
Exercise Prices, maximum	$ 9.25
Options outstanding	256,401
Weighted average remaining contractual life of options outstanding	6 years 7 months 17 days
Shares upon exercise of options exercisable as of December 31, 2013	221,876
$0-4.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 0
Exercise Prices, maximum	$ 4.95
Options outstanding	833,783
Weighted average remaining contractual life of options outstanding	8 years 6 months 14 days
Shares upon exercise of options exercisable as of December 31, 2013	516,821